UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUND, INC. - USAA FIRST START GROWTH FUND - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2004

[LOGO OF USAA]
   USAA(R)

                     USAA FIRST START
                            GROWTH Fund

                             [GRAPHIC OF USAA FIRST START GROWTH FUND]

              1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
      OCTOBER 31, 2004

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA FIRST START GROWTH FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES    SECURITY                                                    (000)
--------------------------------------------------------------------------------
               COMMON STOCKS (95.3%)

               AEROSPACE & DEFENSE (2.1%)
     29,590    General Dynamics Corp.                                   $  3,022
     20,448    Lockheed Martin Corp.                                       1,126
                                                                        --------
                                                                           4,148
                                                                        --------
               AIR FREIGHT & LOGISTICS (3.5%)
     75,035    FedEx Corp.                                                 6,837
                                                                        --------
               BIOTECHNOLOGY (4.4%)
    192,389    Genentech, Inc.*                                            8,760
                                                                        --------
               COMMUNICATIONS EQUIPMENT (6.9%)
    107,042    Motorola, Inc.                                              1,848
    283,494    QUALCOMM, Inc.                                             11,853
                                                                        --------
                                                                          13,701
                                                                        --------
               COMPUTER HARDWARE (1.3%)
     72,173    Dell, Inc.*                                                 2,531
                                                                        --------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (3.1%)
     75,130    Caterpillar, Inc.                                           6,051
                                                                        --------
               CONSUMER FINANCE (5.3%)
    230,316    SLM Corp.                                                  10,424
                                                                        --------
               DRUG RETAIL (1.0%)
     46,088    CVS Corp.                                                   2,003
                                                                        --------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
     24,142    Monsanto Co.                                                1,032
                                                                        --------
               FOOTWEAR (2.4%)
     57,876    Nike, Inc. "B"                                              4,706
                                                                        --------
               GENERAL MERCHANDISE STORES (1.0%)
     40,106    Target Corp.                                                2,006
                                                                        --------
               HEALTH CARE EQUIPMENT (8.9%)
    109,659    Boston Scientific Corp.*                                    3,871
     79,417    Medtronic, Inc.                                             4,059
     51,891    St. Jude Medical, Inc.*                                     3,973
     10,312    Wright Medical Group, Inc.*                                   267
     69,275    Zimmer Holdings, Inc.*                                      5,375
                                                                        --------
                                                                          17,545
                                                                        --------
               HEALTH CARE SERVICES (1.5%)
     34,045    Quest Diagnostics, Inc.                                     2,980
                                                                        --------
               HOME ENTERTAINMENT SOFTWARE (2.4%)
    105,387    Electronic Arts, Inc.*                                      4,734
                                                                        --------
               HOME IMPROVEMENT RETAIL (3.1%)
    108,416    Lowe's Companies, Inc.                                      6,102
                                                                        --------

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES    SECURITY                                                    (000)
--------------------------------------------------------------------------------
               HOMEBUILDING (2.9%)
      1,247    KB Home                                                  $    103
     71,309    Lennar Corp. "A"                                            3,207
      3,590    Lennar Corp. "B"                                              148
     29,809    M.D.C. Holdings, Inc.                                       2,288
                                                                        --------
                                                                           5,746
                                                                        --------
               HOUSEHOLD PRODUCTS (2.9%)
    111,766    Procter & Gamble Co.                                        5,720
                                                                        --------
               HYPERMARKETS & SUPER CENTERS (3.0%)
    108,069    Wal-Mart Stores, Inc.                                       5,827
                                                                        --------
               INDUSTRIAL CONGLOMERATES (7.2%)
    289,754    General Electric Co.                                        9,886
    138,131    Tyco International Ltd. (Bermuda)                           4,303
                                                                        --------
                                                                          14,189
                                                                        --------
               INTEGRATED TELECOMMUNICATION SERVICES (1.2%)
     61,350    Verizon Communications, Inc.                                2,399
                                                                        --------
               INTERNET RETAIL (3.3%)
     66,613    eBay, Inc.*                                                 6,502
                                                                        --------
               INVESTMENT BANKING & BROKERAGE (4.1%)
     36,528    Goldman Sachs Group, Inc.                                   3,594
     82,209    Merrill Lynch & Co., Inc.                                   4,434
                                                                        --------
                                                                           8,028
                                                                        --------
               MANAGED HEALTH CARE (7.0%)
    191,312    UnitedHealth Group, Inc.                                   13,851
                                                                        --------
               OTHER DIVERSIFIED FINANCIAL SERVICES (4.3%)
    191,286    Citigroup, Inc.                                             8,487
                                                                        --------
               PUBLISHING (0.4%)
     14,312    Getty Images, Inc.*                                           846
                                                                        --------
               REGIONAL BANKS (0.4%)
     19,613    UCBH Holdings, Inc.                                           845
                                                                        --------
               RESTAURANTS (1.3%)
     37,822    Starbucks Corp.*                                            2,000
     12,535    Yum! Brands, Inc.                                             545
                                                                        --------
                                                                           2,545
                                                                        --------
               SOFT DRINKS (0.7%)
     29,676    PepsiCo, Inc.                                               1,471
                                                                        --------
               SPECIALIZED FINANCE (1.2%)
     13,339    Chicago Mercantile Exchange Holdings, Inc.                  2,344
                                                                        --------
               SPECIALTY STORES (2.8%)
     51,377    Bed Bath & Beyond, Inc.*                                    2,096
    117,292    Tiffany & Co.                                               3,440
                                                                        --------
                                                                           5,536
                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES    SECURITY                                                    (000)
--------------------------------------------------------------------------------
               SYSTEMS SOFTWARE (1.6%)
     38,269    Microsoft Corp.                                          $  1,071
     37,122    Symantec Corp.*                                             2,114
                                                                        --------
                                                                           3,185
                                                                        --------
               THRIFTS & MORTGAGE FINANCE (3.6%)
    223,275    Countrywide Financial Corp.                                 7,129
                                                                        --------
               Total common stocks (cost: $155,008)                      188,210
                                                                        --------
               MONEY MARKET INSTRUMENT (1.7%)

               MONEY MARKET FUND(a)
  3,311,744    SSgA Prime Money Market Fund, 1.62% (cost: $3,312)          3,312
                                                                        --------

               TOTAL INVESTMENTS (COST: $158,320)                       $191,522
                                                                        ========

4

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           to Portfolio of INVESTMENTS

USAA FIRST START GROWTH FUND
OCTOBER 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA First Start Growth Fund (the Fund).

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

             3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

             4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

             5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. Valuing securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA FIRST START GROWTH FUND
OCTOBER 31, 2004 (UNAUDITED)

         B. As of October 31, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2004, were $34,877,000 and $1,675,000, respectively, resulting in net unrealized appreciation of $33,202,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $197,430,000 at October 31, 2004, and in, total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Rate represents the money market fund annualized seven-day yield at October 31, 2004.

         * Non-income-producing security for the 12 months preceding October 31, 2004.

6

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

             DIRECTORS       Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

        ADMINISTRATOR,       USAA Investment Management Company
   INVESTMENT ADVISER,       P.O. Box 659453
          UNDERWRITER,       San Antonio, Texas 78265-9825
       AND DISTRIBUTOR

        TRANSFER AGENT       USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

             CUSTODIAN       State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

           INDEPENDENT       Ernst & Young LLP
     REGISTERED PUBLIC       100 West Houston St., Suite 1900
       ACCOUNTING FIRM       San Antonio, Texas 78205

             TELEPHONE       Call toll free - Central time
      ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

        FOR ADDITIONAL       (800) 531-8181
     INFORMATION ABOUT       For account servicing, exchanges,
          MUTUAL FUNDS       or redemptions
                             (800) 531-8448

       RECORDED MUTUAL       24-hour service (from any phone)
     FUND PRICE QUOTES       (800) 531-8066

           MUTUAL FUND       (from touch-tone phones only)
        USAA TOUCHLINE       For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             (800) 531-8777

       INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                       [LOGO OF RECYCLED PAPER]
                                                               Recycled
                                                                 Paper

[LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
     USAA               ----------------------------------
                           INSURANCE o MEMBER SERVICES

48449-1204                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except Index Funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    12-27-04
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    12-27-04
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    12-27-04
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.